16 Borrowings (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jul. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal amount	R$ 2,170,000
Description of collateral	Braskem S.A. has fully and unconditionally guaranteed the debt securities issued by Braskem Finance, Braskem America Finance and Braskem Netherlands Finance B.V. 100-percent-owned subsidiaries of Braskem.
Capitalized interest amount	R$ 7,000
UNITED STATES
Disclosure of detailed information about borrowings [line items]
Principal amount	2,380	R$ 5,068	R$ 5,738	R$ 4,158	R$ 2,780	R$ 4,549	R$ 6,231	R$ 7,688	R$ 13,823	R$ 13,677	R$ 130,650
UNITED STATES | Braskem america [member]
Disclosure of detailed information about borrowings [line items]
Principal amount	R$ 11,693,300
Description of collateral	Secured by Euler Hermes, a German export credit agency, which will be used to finance a portion of the investment in the new PP plant located in La Porte, Texas.
UNITED STATES | Braskem america [member] | US
Disclosure of detailed information about borrowings [line items]
Principal amount	R$ 225,000
ING [member]
Disclosure of detailed information about borrowings [line items]
Credit facility contracted terms	5 years
MONFORTE [member]
Disclosure of detailed information about borrowings [line items]
Credit facility contracted terms	7 years